Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Servicing Class | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Average Annual Return, Percent	3.97%	3.00%	1.87%
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Class N | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Average Annual Return, Percent	3.65%	2.77%	1.66%
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Class S | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Average Annual Return, Percent	3.50%	2.66%	1.57%
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Bloomberg U.S. Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged USD (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.17%	1.64%	3.56%
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Servicing Class
Prospectus [Line Items]
Average Annual Return, Percent	4.17%	0.65%	2.35%
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Servicing Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	0.59%	2.30%
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Servicing Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	1.30%	2.63%
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Class N
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	0.39%	2.08%
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Bloomberg Global Aggregate Bond Index (USD) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Bloomberg Global Aggregate Corporate Total Return Index Hedged USD (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.08%	0.64%	3.40%
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Blended Index - 40/35/25 Hybrid
Prospectus [Line Items]
Average Annual Return, Percent	8.59%	3.51%	4.57%
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Servicing Class
Prospectus [Line Items]
Average Annual Return, Percent	8.07%	3.35%	4.27%
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Servicing Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.46%	0.59%	1.63%
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Servicing Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.74%	1.32%	2.10%